SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           Notification of Late Filing

                       Commission File Number: 000-28611


(Check One):

[X]  Form 10-K and Form 10-KSB
[_]  Form 11-K
[_]  Form 20-F
[_]  Form 10-Q and Form 10-QSB
[_]  Form N-SAR

     For the period ended June 30, 2000

[_]  Transition Report on Form 10-K and Form 10-KSB
[_]  Transition Report on Form 20-F
[_]  Transition Report on Form 11-K
[_]  Transition Report on Form 10-Q and Form 10-QSB
[_]  Transition Report on Form N-SAR

     For the transition period ended: _________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: ____________________

                                     PART I
                             REGISTRANT INFORMATION

ISEmployment.com, Inc.
________________________________________________________________________________
Full Name of Registrant


Magical Marketing, Inc.
________________________________________________________________________________
Former Name if Applicable


203-380 Pellissier Street
________________________________________________________________________________
Address of Principal Executive Office (Street and Number)

Windsor, Ontario N9A 6W8
________________________________________________________________________________
City, State and Zip Code



                                    PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     [X]   (a)  The  reasons described in reasonable  detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     [X] (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     [ ]   (c)  The  accountant's  statement  or other  exhibit required by Rule
12b-25(c) has been attached if applicable.


                                    PART III
                                   NARRATIVE

     State below in reasonable detail why the Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The Registrant's annual report on Form 10-KSB could not be filed within the prescribed time period because financial statements required to be prepared by the Registrant's internal accountant were not completed and made available to the Registrant in time for the quarterly report to be filed in a timely manner.

                                    PART IV
                               OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification:

                    Scott Murray                     (800)         641-5627
     ---------------------------------------------------------------------------
                       (Name)                     (Area Code) (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

          [_] Yes  [X] No

     10-KSB for year ended 9/30/00
     10-QSBs for the quarters ended 12/31/00, 3/31/01 and 6/30/01.

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

          [_] Yes  [X] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Exhibits
--------

None


                             ISEmployment.com, Inc.
--------------------------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date  December 28, 2001              By  /s/ SCOTT MURRAY
    -------------------                 ----------------------------------------
                                             Scott Murray
                                             Chairman of the Board,
                                             President, Chief Financial Officer